Net sales (Tables)	12 Months Ended
Jun. 30, 2026
Net sales
Schedule of net sales by geographic location

	For the fiscal year ended June 30,
(in € thousands)	2024		2025		2026
Germany	127,867	15.2%	140,693	11.5%	204,882	8.2%
United States	171,795	20.4%	312,168	25.5%	843,843	33.7%
United Kingdom	57,299	6.8%	122,065	10.0%	287,291	11.5%
Europe (excluding Germany and United Kingdom) (1)	275,276	32.7%	375,474	30.6%	715,807	28.6%
Rest of the world (1)	208,615	24.8%	275,913	22.5%	450,871	18.0%
	840,852	100.0%	1,226,314	100.0%	2,502,695	100.0%

(1)No individual country other than the United States and the United Kingdom accounted for more than 10% of net sales during fiscal year 2026.